UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
TYPE:	13F-HR
PERIOD	12/31/2012



Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE


Check here if Amendment [X]; Amendment Number: 1

  This Amendment (Check only one):     [x] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evensky & Katz, Inc.
Address:  2333 Ponce de Leon Blvd.,
          Suite 1100
          Coral Gables, FL 33134

Form 13F File Number: 28-11891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mena Bielow-McAfee
Title: Chief Financial Officer
Phone: 305-448-8882

Signature, Place, and Date of Signing:

 Mena Bielow-McAfee,       Coral Gables, FL         February 5, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]


Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              40
                                                  -----------------------

Form 13F Information Table Value Total:            $ 211551 (x1000)
                                                  -----------------------


List of Other Included Managers:

                           Name of Reporting Manager
                           Form 13F Information Table

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FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                               TITLE OF              VALUE   SHRS OR SH/ PUT/     INVESTMENT   OTHER         VOTING   AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X$1000) PRN AMT PRN CALL     DISCRETION   MANAGERS        SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
BARCLAYS 1-3 YR CREDIT BOND       A     464288646   11932     113127SH          SOLE        NONE           113127
DJ-UBS COMMODITY INDEX ETN        A     06738C778      47       1137SH          SOLE        NONE             1137
IPATH S&P 500 DYNAMIC VIX         A     06741L609   25786     560079SH          SOLE        NONE           560079
iSHARES MSCI EAFE                 A     464287465     793      13954SH          SOLE        NONE            13954
iSHARES MSCI EMERGING MKTS        A     464287234       2         48SH          SOLE        NONE               48
ISHARES MSCI EX-US		  A 	464288240       7        180SH          SOLE        NONE              180
iSHARES MSCI JAPAN                A     464286848       1        100SH          SOLE        NONE              100
iSHARES MSCI USA MIN VOLATILITY   A     46429B697    8833     304172SH          SOLE        NONE           304172
iSHARES S&P GLBL INDX             A     464287572       4         76SH          SOLE        NONE               76
iSHARES S&P MID VALUE             A     464287705   19533     221847SH          SOLE        NONE           221847
iSHARES S&P SM VALUE              A     464287879      45        568SH          SOLE        NONE              568
iSHARES TR DJ TOTAL MARKET        A     464287846      11        165SH          SOLE        NONE              165
iSHARES TR DJ US FINL             A     464287788       1         20SH          SOLE        NONE               20
iSHARES TR LEHMAN BD FD           A     464287226     285       2561SH          SOLE        NONE             2561
PIMCO ENHANCED SHORT MAT          A     72201R833   10095      99485SH          SOLE        NONE            99485
POWERSHARES S&P500 HIGH QUALITY   A     73935X682    9144     581706SH          SOLE        NONE           581706
POWERSHARES S&P500 LOW VOLATILITY A     73937B779    8681     313628SH          SOLE        NONE           313628
RUSSELL 1000 iSHARES              A     464287622     395       4991SH          SOLE        NONE             4991
RUSSELL 2000 iSHARES              A     464287655      85       1061SH          SOLE        NONE             1061
RUSSELL 2000 VALUE iSHARES        A     464287630     127       1692SH          SOLE        NONE             1692
RUSSELL 3000 iSHARES              A     464287689  100039    1204996SH          SOLE        NONE          1204996
RUSSELL MIDCAP VALUE iSHARES      A     464287473     384       7665SH          SOLE        NONE             7665
S&P 500 BARRA GROWTH iSHARES      A     464287309       7         95SH          SOLE        NONE               95
S&P 500 iSHARES                   A     464287200     407       2841SH          SOLE        NONE             2841
SCHWAB EMG MKT EQUITY ETF         A     808524706      61       2313SH          SOLE        NONE             2313
SCHWAB INTL EQUITY ETF            A     808524805     128       4752SH          SOLE        NONE             4752
SCHWAB INTL SMALL CAP ETF         A     808524888      43       1607SH          SOLE        NONE             1607
SCHWAB LG-CAP VALUE ETF           A     808524409      16        518SH          SOLE        NONE              518
SCHWAB US BROAD MKT ETF           A     808524102     315       9159SH          SOLE        NONE             9159
SCHWAB US SMALL-CAP ETF           A     808524607       7        209SH          SOLE        NONE              209
SPDR TRUST UNIT SR                A     78462F103      79        556SH          SOLE        NONE              556
VANGUARD DIV APPRECIATION         A     921908844      20        348SH          SOLE        NONE              348
VANGUARD IDX FDS GROWTH           A     922908736       4          6SH          SOLE        NONE                6
VANGUARD IDX FDS VALUE            A     922908744       2         45SH          SOLE        NONE               45
VANGUARD MEGA CAP 300 IDX         A     921910873    9288     190226SH          SOLE        NONE           190226
VANGUARD TOTAL BOND MKT           A     921937835    1852      22048SH          SOLE        NONE            22048
VANGUARD TOTAL STOCK MKT IDX      A     922908769    3092      42197SH          SOLE        NONE            42197

TOTAL                                              $211551 (x1000)

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